OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [Abstract]
OTHER OPERATING INCOME
NOTE 9: OTHER OPERATING INCOME

	2020	2019	2018
	£m	£m	£m
Operating lease rental income	1,120	1,250	1,343
Rental income from investment properties (note 25)	191	191	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	149	196	275
Movement in value of in-force business (note 23)	76	825	(55)
Liability management	(145)	5	—
Gain related to establishment of joint venture	—	244	—
Share of results of joint ventures and associates (note 21)	(13)	6	9
Other	45	191	151
Total other operating income	1,423	2,908	1,920